CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2020	2019
Cash and cash equivalents	$1,755,351	$1,394,982
Current portion of restricted cash	13	37,390
Non-current portion of restricted cash	406	130

Total cash, cash equivalents and restricted cash	$1,755,770	$1,432,502